Hussman Strategic Growth Fund
Risk/Return Summary
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
HUSSMAN STRATEGIC GROWTH FUND (the "Fund") seeks to achieve long-term capital appreciation, with added emphasis on the protection of capital during unfavorable market conditions.
WHAT ARE THE FUND'S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Hussman Strategic Growth Fund Hussman Strategic Growth Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hussman Strategic Growth Fund Hussman Strategic Growth Fund Shares
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	1.37%	[1]
Less: Contractual Expense Limitation	(0.08%)	[2]
Total Annual Fund Operating Expenses After Expense Limitation	1.29%	[3]
[1]	Total Annual Fund Operating Expenses will not correlate to the Fund's ratio of total expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include Acquired Fund Fees and Expenses.
[2]	Reflects the amount of advisory fee deferrals for the current fiscal year.
[3]	The investment manager has contractually agreed that, until November 1, 2019, it will defer its investment advisory fees and/or absorb or reimburse Fund expenses until at least November 1, 2019 to the extent necessary to limit the Fund's annual ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to an amount not exceeding 1.15% of the Fund's average daily net assets. This limit on operating expenses was increased from 1.07% to 1.10% effective November 1, 2015; from 1.10% to 1.13% effective November 1, 2016; and from 1.13% to 1.15% effective November 1, 2018. Under the terms of this agreement, the investment manager may recover from the Fund advisory fees previously deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense and any extraordinary expenses) to exceed 1.07% per annum of the Fund's average daily net assets. The investment manager may agree to continue after November 1, 2019 the current arrangement to limit the Fund's expenses or to implement a similar arrangement, but it is not obligated to do so.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the preceding table. The Example also takes into account that the investment manager's contractual agreement to defer its investment advisory fees and/or to absorb or reimburse Fund expenses remains in effect only until November 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Hussman Strategic Growth Fund | Hussman Strategic Growth Fund Shares | USD ($)	131	426	742	1,639

Portfolio Turnover

The Fund incurs transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will result in higher transaction costs for the Fund and may also result in higher taxes for shareholders who hold Fund shares in taxable accounts. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund's portfolio will typically be fully invested in common stocks favored by Hussman Strategic Advisors, Inc., the Fund's investment manager, except for modest cash balances arising in connection with the Fund's day-to-day operations. When market conditions are unfavorable in the view of the investment manager, the Fund may use options and index futures, or effect short sales of exchange traded funds ("ETFs"), to reduce the exposure of the Fund's stock portfolio to the impact of general market fluctuations. When market conditions are viewed as favorable, the Fund may use options to increase its exposure to the impact of general market fluctuations.

In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuations and/or market action. The primary consideration used in assessing a stock's valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns. The analysis of market action includes measurements of price behavior and trading volume. The investment manager believes that strength in these measures is often a reflection of improving business prospects and the potential for earnings surprises above consensus estimates, which can result in increases in stock prices.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered by the investment manager are "valuation" and "market action." In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their current market prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to intentionally "leverage" or increase the stock market exposure of the Fund in environments where the expected return from market risk is believed to be high, and may reduce or "hedge" the exposure of the Fund's stock portfolio to the impact of general market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for "leveraging" or increasing stock market exposure may include buying call options on individual stocks or market indices and writing put options on stocks which the Fund seeks to own. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 150% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 50% of the value of the Fund's net assets at the time of investment.

Specific strategies for reducing or "hedging" market exposure may include buying put options on individual stocks or stock indices, writing covered call options on stocks which the Fund owns or call options on stock indices, or establishing short futures positions or option combinations (such as simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund's portfolio. In addition, the Fund may seek to hedge by effecting short sales of ETFs. The Fund may use these strategies to hedge up to 100% of the value of the stocks that it owns. However, the Fund may experience a loss even when the entire value of its stock portfolio is hedged if the returns of the stocks held by the Fund do not exceed the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund's call and put options differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index.

To the extent the Fund establishes leveraged and hedged investment positions as part of its investment program, its investment performance may deviate significantly from the performance of major stock indices for substantial portions of a market cycle. When market conditions are favorable in the view of the investment manager, the use of options to increase the Fund's market exposure may amplify the sensitivity of the Fund's returns to general market fluctuations for meaningful periods of time, and the Fund may experience a net loss of time-value on purchased options. When market conditions are unfavorable in the view of the investment manager, the Fund may experience limited, zero, or possibly negative correlation with general market fluctuations for meaningful periods of time, and may experience a net loss of time-value on purchased options.

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund's portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as ETFs) on such indices. The primary intent of the Fund's hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owned by the Fund. These may include indices of U.S. stocks such as the Standard & Poor's 500 Index.

The portion of the Fund's net assets invested at any given time in securities of issuers engaged in industries within a particular business sector may be affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund's investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to invest in that sector.

There are no restrictions as to the market capitalizations of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on the New York Stock Exchange, the American Stock Exchange or the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Because the S&P 500 Index is perhaps the most widely recognized index of U.S. common stocks, as well as a widely used benchmark for growth-oriented investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund's long-term investment performance. However, the Fund may invest in securities that are not included in the S&P 500 Index, and may vary its exposure to market fluctuations depending on the investment manager's view of market conditions. As a result, the Fund's investment returns may differ from the performance of major stock market indices, particularly over the short term.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective. Due to the investment program employed by the Fund and the types of securities in which it invests, the Fund is designed for investors who are investing for the long term.

The principal risks of the Fund are the risks generally associated with investing in stocks. General stock market movements will affect the prices of stocks in which the Fund invests and thus, the Fund's share price, on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, political events, or general economic conditions. The value of an individual stock may fluctuate due to conditions that are not specifically related to the particular company, such as investor perceptions of the company or its industry, or real or perceived adverse market and political conditions. Global economies and financial markets are increasingly interconnected. As a result, foreign economic and political events may adversely affect U.S. securities markets and the prices of securities held by the Fund. In response to the global financial crisis that began in 2008, the U.S. Government and the Federal Reserve Board, as well as many foreign governments and their central banks, have taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity in such markets and securities in which the Fund invests. The withdrawal of this support or investor perceptions that these actions are not succeeding could negatively affect financial markets generally. There is the risk that future actions by foreign governments or by the U.S. Government to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, or interventions in currency markets, could result in increased volatility and less liquidity in U.S. financial markets and securities in which the Fund invests. Political events within the United States and abroad, including the U.S. Government's ongoing inability to implement a long-term budget and deficit reduction plan, uncertainty surrounding the sovereign debt of European Union members and the viability of the European Union, could negatively impact the financial markets and the performance of the Fund. In addition, international trade tensions and the implementation by the U.S. or other countries of tariffs (or other trade restrictions, including economic sanctions) may increase the volatility of or adversely affect the prices of securities held by the Fund and thus, adversely affect the Fund's investment performance.

The success of the Fund's investment strategy depends largely on the investment manager's skill in assessing the potential for appreciation in value of the securities in which the Fund invests. The investment program of the Fund includes the use of certain hedging strategies and techniques that are not employed by traditional mutual funds and there is no assurance that these strategies will be successful. The hedging strategies used to vary the Fund's exposure to general market fluctuations over the course of the market cycle may adversely impact the investment performance of the Fund, particularly during times when the stock market is generally rising. Also, because the Fund's exposure to market fluctuations will vary depending on the investment manager's assessment of current stock market conditions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ these strategies. This is known as "tracking risk." For example, if the Fund has taken a defensive investment posture by hedging all or a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged and the Fund may experience a loss. Alternatively, if the Fund has leveraged a portion of the exposure of its portfolio in a climate which has historically been favorable for stocks and stock prices decline, the Fund may experience investment losses that are greater than if the Fund had not leveraged its exposure. When the Fund is in its most aggressive position, the share price of the Fund could be expected to fluctuate as much as 1½ times as it would if the Fund had not leveraged its exposure to stocks.

From time to time the Fund may maintain weightings in particular business sectors that deviate significantly from the weightings of those sectors in broad-based market indices. At times when the Fund emphasizes investment in one or more particular business sectors, the value of its net assets will be more susceptible to financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund's net asset value per share. Business sectors that the Fund may emphasize from time to time may include, but are not limited to, the Information Technology, Health Care and Consumer Discretionary sectors. The value of securities of companies in the Information Technology sector may be significantly affected adversely by competitive pressures, short product cycles, aggressive pricing and rapid obsolescence of existing technologies and products. Companies in the Health Care sector are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations. The prices of securities of companies in the Consumer Discretionary sector may be significantly affected adversely by, among other things, overall economic conditions, interest rates, consumer confidence and disposable income. As of September 30, 2018, the Fund had 26.7% of the value of its stock portfolio invested in stocks of companies in the Consumer Discretionary sector. As of such date, the Consumer Discretionary sector was the fourth largest sector in the S&P 500 Index, representing 13.1% of such Index.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the exposure of the Fund's stock portfolio are primarily intended to reduce the impact of general market fluctuations on the Fund's portfolio, but such techniques involve certain risks and may adversely impact the investment performance of the Fund. For example, a hedge might not actually correlate well to the price movements of the Fund's stock investments and may have an unexpected or undesirable result, such as a loss or a reduction in gains. The Fund may experience a loss even when it is "fully hedged," if the returns of the stocks held by the Fund fall short of the returns of the securities and financial instruments used to hedge, or if the exercise prices of the Fund's call and put option hedges differ, so that the combined loss on these options during a market advance exceeds the gain on the underlying stock index. The Fund's hedging positions are primarily intended to provide a hedge against general movements in the stock market as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in industry sectors in the same proportion as such sectors may be represented in any index. For this reason, the hedging strategies used by the Fund do not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged. The use of these strategies may result in a high degree of portfolio turnover, which would result in higher transaction costs for the Fund.

Various technologies are used by the investment manager and other service providers in connection with their operations and in providing services to the Fund. There is a risk that technology malfunctions, breaches in cybersecurity or other circumstances affecting these technologies may adversely impact the Fund's operations (including services available to shareholders and the Fund's investment program) or may result in the release of proprietary information concerning the Fund or its shareholders, reputational damage to the Fund or regulatory violations. In turn, these events may cause the Fund to incur penalties, additional costs and financial loss. Similar types of risk are also present for the issuers of securities in which the Fund invests, which could adversely impact such issuers and cause the Fund's investments in these securities to lose value.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and variability of its returns. The bar chart shows changes in the Fund's performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund's website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

The Fund's year-to-date return through September 30, 2018 is –3.83%.

During the periods shown in the bar chart, the highest return for a quarter was 7.25% during the quarter ended September 30, 2011 and the lowest return for a quarter was –12.93% during the quarter ended December 31, 2008.

Average Annual Total Returns for Periods Ended December 31, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns - Hussman Strategic Growth Fund	1 Year	5 Years	10 Years
Hussman Strategic Growth Fund Shares	(12.72%)	(9.57%)	(6.83%)
Hussman Strategic Growth Fund Shares | After Taxes on Distributions	(12.83%)	(9.71%)	(7.14%)
Hussman Strategic Growth Fund Shares | After Taxes on Distributions and Sales	(7.12%)	(6.89%)	(4.46%)
STANDARD & POOR'S 500 INDEX (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%